SUBSEQUENT EVENTS (Details)				12 Months Ended
	Feb. 02, 2026 shares	Jan. 28, 2026 USD ($)	Jan. 22, 2026 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Commercial loan facility 2025
Subsequent Events
Line of credit facility withdrawn from loan facility | ¥				¥ 16,031,900
Restricted Stock
Subsequent Events
Granted (in shares) | shares				6,250	108,750	872,500
Subsequent Event
Subsequent Events
Line of credit facility withdrawn from loan facility | $			$ 8,854,035
Subsequent Event | Commercial loan facility 2025
Subsequent Events
Line of credit facility withdrawn from loan facility | $		$ 8,854,035.14
Subsequent Event | Restricted Stock
Subsequent Events
Granted (in shares) | shares	200,000